Schedule of company and subsidiaries (Details)	6 Months Ended
Oct. 31, 2025
Phaos Technology Holdings (Cayman) Limited [Member]
Date of incorporation	March 7, 2024
Percentage of direct or indirect interests	Parent Company
Place of incorporation	Cayman Island
Principal activities	Investment holding
Phaos Technology Holdings (BVI) Limited [Member]
Date of incorporation	March 7, 2024
Percentage of direct or indirect interests	Parent Company
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
Phaos Technology Pte. Ltd [Member]
Date of incorporation	August 28, 2017
Place of incorporation	Singapore
Principal activities	Research and development and commercialization of advanced microscopy-related solutions, technologies and products.
Percentage of direct or indirect interests	100.00%
Phaos Solutions Vietnam Co., Ltd [Member]
Date of incorporation	February 7, 2025
Place of incorporation	Vietnam
Principal activities	Research and development and commercialization of advanced microscopy-related solutions, technologies and products.
Percentage of direct or indirect interests	100.00%